Business Segment Information - Schedule of Financial Results (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net interest income (loss)	$ 47,280	$ 47,149	$ 177,931	$ 329,834	$ 259,064
Noninterest income (loss)	148,704	31,153	387,601	112,825	10,335
Total net revenue	195,984	78,302	565,532	442,659	269,399
Servicing rights – change in valuation inputs or assumptions	12,109	(7,059)	17,459	(8,487)
Income (loss) from equity method investments	$ 0	1,002	$ 4,314	869	(50)
Technology Platform | Five largest customers | Revenue, segment benchmark | Customer concentration risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	70.00%		69.00%
Technology Platform | Five largest customers | Revenue benchmark | Customer concentration risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	16.00%		12.00%
Operating Segments
Segment Reporting Information [Line Items]
Net interest income (loss)	$ 51,970	45,876	$ 199,722	326,203	257,374
Noninterest income (loss)	148,535	31,153	388,644	112,825	10,365
Total net revenue	200,505	77,029	588,366	439,028	267,739
Servicing rights – change in valuation inputs or assumptions	12,109	(7,059)	17,459	(8,487)	(1,197)
Residual interests classified as debt – change in valuation inputs or assumptions	7,951	14,936	38,216	17,157	(27,481)
Directly attributable expenses	(152,713)	(106,797)	(480,519)	(473,243)	(367,465)
Loss from operations	67,852	(21,891)	163,522	(25,545)	(128,404)
Operating Segments | Lending
Segment Reporting Information [Line Items]
Net interest income (loss)	51,777	45,661	199,345	325,589	257,344
Noninterest income (loss)	96,200	28,217	281,521	108,712	9,404
Total net revenue	147,977	73,878	480,866	434,301	266,748
Servicing rights – change in valuation inputs or assumptions	12,109	(7,059)	17,459	(8,487)	(1,197)
Residual interests classified as debt – change in valuation inputs or assumptions	7,951	14,936	38,216	17,157	(27,481)
Directly attributable expenses	(80,351)	(77,660)	(294,812)	(350,511)	(347,348)
Loss from operations	87,686	4,095	241,729	92,460	(109,278)
Operating Segments | Financial Services
Segment Reporting Information [Line Items]
Net interest income (loss)	229	215	484	614	30
Noninterest income (loss)	6,234	1,939	11,386	3,318	844
Total net revenue	6,463	2,154	11,870	3,932	874
Servicing rights – change in valuation inputs or assumptions	0	0	0	0	0
Residual interests classified as debt – change in valuation inputs or assumptions	0	0	0	0	0
Directly attributable expenses	(41,982)	(29,137)	(143,280)	(122,732)	(20,117)
Loss from operations	(35,519)	(26,983)	(131,410)	(118,800)	(19,243)
Operating Segments | Technology Platform
Segment Reporting Information [Line Items]
Net interest income (loss)	(36)	0	(107)	0	0
Noninterest income (loss)	46,101	997	95,737	795	117
Total net revenue	46,065	997	95,630	795	117
Servicing rights – change in valuation inputs or assumptions	0	0	0	0	0
Residual interests classified as debt – change in valuation inputs or assumptions	0	0	0	0	0
Directly attributable expenses	(30,380)	0	(42,427)	0	0
Loss from operations	15,685	997	53,203	795	117
Operating Segments | Technology Platform | Non-interest income
Segment Reporting Information [Line Items]
Income (loss) from equity method investments	0	997	4,442
Other
Segment Reporting Information [Line Items]
Net interest income (loss)	(4,690)	1,273	(21,791)	3,631	1,690
Noninterest income (loss)	169	0	(1,043)	0	(30)
Total net revenue	$ (4,521)	$ 1,273	$ (22,834)	$ 3,631	$ 1,660